SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE T - SUBSEQUENT EVENTS

On March 3, 2014, The First Bancshares, Inc. a Mississippi corporation (“The First”) entered into an Agreement and Plan of Merger (the “Agreement”) with BCB Holding Company, Inc. an Alabama corporation (“BCB”) and parent of Bay Bank, Mobile, Alabama. The Agreement provides that, upon the terms and subject to the conditions set forth in the Agreement, BCB will merge with and into The First (the “Merger”) and Bay Bank will merge with and into The First, A National Banking Association (“Bank Merger”). Subject to the terms and conditions of the Agreement, which has been approved by the Boards of Directors of The First and BCB, each outstanding share of BCB common stock, other than shares held by The First or BCB, or, shares with respect to which the holders thereof have perfected dissenters’ rights, will receive (i) for the BCB common stock that was outstanding prior to August 1, 2013, $3.60 per share which may be received in cash or The First common stock provided that at least 30% of the aggregate consideration paid to such shareholders is in FBMS common stock and one non-transferable contingent value right (“CVR”) of the CVR Consideration, and (ii) for the BCB common stock that was issued on August 1, 2013, $2.25 per share in cash. Each CVR is eligible to receive a cash payment equal to up to $0.40, with the exact amount based on the resolution of certain identified BCB loans over a three-year period following the closing of the transaction. Payout of the CVR will be overseen by a special committee of the FBMS Board of Directors. FBMS will also either assume or redeem in full a note payable by BCB to Alostar Bank as well as the preferred stock issued under the U.S. Treasury’s Capital Purchase Program. The total consideration to be paid in connection with the acquisition will range between approximately $6,239,890 and $6,611,762 depending upon the payout of the CVR as well as the price of the FBMS common stock on the closing of the transaction, which is subject to a cap and a collar regarding its price.

The transaction is expected to close in the second quarter of 2014.

Concurrently, The First and BCB will enter into an agreement and plan of merger pursuant to which BCB’s wholly-owned subsidiary, Bay Bank, will be merged with and into The First’s wholly-owned subsidiary, The First, A National Banking Association.